Fair Value - Valuation Technique and Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs Assets Quantitative Information [Line Items]
Fixed maturities	$ 12,654,859	$ 13,432,501
Equities	638,596	38,626
Other invested assets carried at fair value	639,572	443,629
Funds held directly managed investments carried at fair value	300,445	353,995
Significant unobservable inputs (Level 3)
Fair Value Inputs Assets Quantitative Information [Line Items]
Fixed maturities	149,544	223,178
Equities	591,623	30,887
Other invested assets carried at fair value	657,047	456,227
Funds held directly managed investments carried at fair value	2,067	4,540
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | U.S. states, territories and municipalities
Fair Value Inputs Assets Quantitative Information [Line Items]
Fixed maturities	$ 128,806	$ 123,827
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | U.S. states, territories and municipalities | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	0.20%	1.50%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | U.S. states, territories and municipalities | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	10.20%	10.50%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | U.S. states, territories and municipalities | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	4.70%	6.30%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Asset-backed securities [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Fixed maturities	$ 20,738	$ 99,351
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Asset-backed securities [Member] | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	4.70%	4.10%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Asset-backed securities [Member] | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	4.70%	18.50%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Asset-backed securities [Member] | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	4.70%	14.90%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Total return swaps
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ (764)	$ (1,228)
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Total return swaps | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	2.40%	2.90%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Total return swaps | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	30.80%	29.40%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Total return swaps | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	18.50%	19.30%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Insurance-linked securities- longevity swaps
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 11,962	$ 9,218
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Insurance-linked securities- longevity swaps | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	1.70%	2.60%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Insurance-linked securities- longevity swaps | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	1.70%	2.60%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Insurance-linked securities- longevity swaps | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	1.70%	2.60%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes and Loans Receivable 2
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 102,907	$ 131,176
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes and Loans Receivable 2 | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	3.90%	4.20%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes and Loans Receivable 2 | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	39.30%	24.40%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes and Loans Receivable 2 | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	6.10%	5.20%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes and loan receivables
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 4,265	$ 8,953
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes and loan receivables | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	17.50%	17.50%
Gross revenue/fair value	1.1	1.2
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes and loan receivables | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	17.50%	17.50%
Gross revenue/fair value	1.1	1.2
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes and loan receivables | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	17.50%	17.50%
Gross revenue/fair value	1.1	1.2
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes securitization
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 1,391	$ 1,564
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes securitization | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	1.50%	3.30%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes securitization | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	1.50%	3.30%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Notes securitization | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads	1.50%	3.30%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Private Equity - Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 24,241	$ 29,949
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Private Equity - Other | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Effective Yield	3.80%	5.80%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Private Equity - Other | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Effective Yield	3.80%	5.80%
Significant unobservable inputs (Level 3) | Discounted cash flow [Member] | Private Equity - Other | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Effective Yield	3.80%	5.80%
Significant unobservable inputs (Level 3) | Weighted market comparables [Member] | Finance
Fair Value Inputs Assets Quantitative Information [Line Items]
Equities	$ 21,926	$ 20,934
Significant unobservable inputs (Level 3) | Weighted market comparables [Member] | Finance | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	16.7	20.3
Tangible book value multiple	2.0	1.9
Liquidity discount	25.00%	25.00%
Comparable return	4.10%	36.90%
Significant unobservable inputs (Level 3) | Weighted market comparables [Member] | Finance | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	16.7	20.3
Tangible book value multiple	2.0	1.9
Liquidity discount	25.00%	25.00%
Comparable return	4.10%	36.90%
Significant unobservable inputs (Level 3) | Weighted market comparables [Member] | Finance | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple	16.7	20.3
Tangible book value multiple	2.0	1.9
Liquidity discount	25.00%	25.00%
Comparable return	4.10%	36.90%
Significant unobservable inputs (Level 3) | Reported Market Value [Member] | Technology
Fair Value Inputs Assets Quantitative Information [Line Items]
Equities	$ 10,961	$ 9,800
Significant unobservable inputs (Level 3) | Reported Market Value [Member] | Technology | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Tangible book value multiple	1.000	1.000
Significant unobservable inputs (Level 3) | Reported Market Value [Member] | Technology | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Tangible book value multiple	1.000	1.000
Significant unobservable inputs (Level 3) | Reported Market Value [Member] | Technology | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Tangible book value multiple	1.000	1.000
Significant unobservable inputs (Level 3) | Reported market value | Private equity funds
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 12,559	$ 11,064
Significant unobservable inputs (Level 3) | Reported market value | Private equity funds | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	(0.70%)	(0.70%)
Significant unobservable inputs (Level 3) | Reported market value | Private equity funds | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	(0.70%)	(0.70%)
Significant unobservable inputs (Level 3) | Reported market value | Private equity funds | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	(0.70%)	(0.70%)
Significant unobservable inputs (Level 3) | Reported market value | Other invested assets
Fair Value Inputs Assets Quantitative Information [Line Items]
Funds held directly managed investments carried at fair value	$ 2,067	$ 4,540
Significant unobservable inputs (Level 3) | Reported market value | Other invested assets | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	0.00%	0.00%
Significant unobservable inputs (Level 3) | Reported market value | Other invested assets | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	0.00%	0.00%
Significant unobservable inputs (Level 3) | Reported market value | Other invested assets | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Net asset value, as reported	100.00%	100.00%
Market adjustments	0.00%	0.00%
Significant unobservable inputs (Level 3) | Discounted Cash Flow And Weighted Market Comparables [Member] | Private Equity-Direct
Fair Value Inputs Assets Quantitative Information [Line Items]
Other invested assets carried at fair value	$ 3,011	$ 5,019
Significant unobservable inputs (Level 3) | Discounted Cash Flow And Weighted Market Comparables [Member] | Private Equity-Direct | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple		8.6
Tangible book value multiple	0.8	2.0
Recoverability of intangible assets	0.000	0.000
Significant unobservable inputs (Level 3) | Discounted Cash Flow And Weighted Market Comparables [Member] | Private Equity-Direct | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple		8.6
Tangible book value multiple	0.8	2.0
Recoverability of intangible assets	0.000	0.000
Significant unobservable inputs (Level 3) | Discounted Cash Flow And Weighted Market Comparables [Member] | Private Equity-Direct | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Net income multiple		8.6
Tangible book value multiple	0.8	2.0
Recoverability of intangible assets	0.000	0.000